Business Combination - Summary of IFRS 2 listing expense (Detail) $ / shares in Units, $ in Thousands	Mar. 29, 2023 USD ($) shares $ / shares
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable shares | shares	3,312,715
Number of shares | shares	14,282
Fair value	$ 39,800
Net assets of Maxpro	(5,724)
IFRS 2 Listing Expense	$ 45,524
Maxpro public stockholders [Member]
Disclosure of detailed information about business combination [line items]
Business acquisition per share value | $ / shares	$ 10.81
Number of instruments or interests issued or issuable shares | shares	10,350
Equity interests of acquirer fair value	$ 111,884
Sponsor parties [Member]
Disclosure of detailed information about business combination [line items]
Business acquisition per share value | $ / shares	$ 10.81
Number of instruments or interests issued or issuable shares | shares	3,207
Equity interests of acquirer fair value	$ 34,668
Underwriter shares [Member]
Disclosure of detailed information about business combination [line items]
Business acquisition per share value | $ / shares	$ 10.81
Number of instruments or interests issued or issuable shares | shares	26
Equity interests of acquirer fair value	$ 281
Maxpro private warrants [Member]
Disclosure of detailed information about business combination [line items]
Business acquisition per share value | $ / shares	$ 0.12
Number of instruments or interests issued or issuable shares | shares	619
Equity interests of acquirer fair value	$ 74
Maxpro public warrants [Member]
Disclosure of detailed information about business combination [line items]
Business acquisition per share value | $ / shares	$ 0.12
Number of instruments or interests issued or issuable shares | shares	10,350
Equity interests of acquirer fair value	$ 242
Redemptions of Maxpro class A common stock [Member]
Disclosure of detailed information about business combination [line items]
Redemptions of Maxpro class A common stock per share value | $ / shares	$ 10.55
Redemptions of Maxpro class A common stock, shares | shares	(10,270)
Redemptions of Maxpro class A common stock fair value	$ (108,349)